Property and Equipment, and Prepament for Asset Acquisition - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 11,513,464	$ 3,852,827	$ 3,904,319
Less: accumulated depreciation	(3,344,718)	(3,341,739)	(3,335,041)
Property and equipment, net	8,168,746	511,088	569,278
Land [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	8,004,520	338,966	363,416
Buildings and leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	2,217,756	2,219,244	2,227,431
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,129,804	1,131,169	1,138,675
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 161,384	$ 163,448	$ 174,797